BUSINESS ACQUISITION - Unaudited pro forma information (Details) - Unicorn	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares
Business Acquisition [Line Items]
Pro forma revenues | $	$ 1,888,000
Pro forma net income | $	$ 792,840
Pro forma net income per ordinary share-basic | $ / shares	$ 0.00
Pro forma net income per ordinary share-diluted | $ / shares	$ 0.00